Baird Ultra Short Bond Fund
Schedule of Investments, September 30, 2023 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
0.375%, 10/31/2023	$100,000,000	$99,607,480
0.250%, 11/15/2023	95,000,000	94,412,103
0.875%, 01/31/2024	245,000,000	241,353,712
1.500%, 02/29/2024	75,000,000	73,792,969
3.250%, 08/31/2024	60,000,000	58,807,031
Total U.S. Treasury Securities (Cost $568,749,517)		567,973,295	9.6%

Corporate Bonds
Industrials
7-Eleven, Inc.,
0.800%, 02/10/2024 (Callable 10/30/2023) (1)(2)	45,668,000	44,800,125
Adventist Health System,
2.433%, 09/01/2024 (Callable 08/01/2024)	6,380,000	6,169,044
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024 (Callable 08/01/2024)	3,016,000	2,923,183
Anglo American Capital PLC,
3.625%, 09/11/2024 (1)(2)	9,925,000	9,683,016
Arrow Electronics, Inc.,
3.250%, 09/08/2024 (Callable 07/08/2024)	13,600,000	13,231,557
Baxter International, Inc.,
1.322%, 11/29/2024	3,250,000	3,076,473
Bayer US Finance II LLC,
3.875%, 12/15/2023 (Callable 11/15/2023) (1)(2)	20,078,000	19,993,641
Bayer US Finance LLC,
3.375%, 10/08/2024 (1)(2)	4,400,000	4,282,264
Berry Global, Inc.,
0.950%, 02/15/2024 (Callable 01/15/2024)	48,237,000	46,926,401
Boardwalk Pipelines LP,
4.950%, 12/15/2024 (Callable 09/15/2024)	1,408,000	1,387,302
Boeing Co.,
1.433%, 02/04/2024 (Callable 10/10/2023)	16,005,000	15,750,262
British Telecommunications PLC,
4.500%, 12/04/2023 (Callable 11/04/2023) (1)	14,170,000	14,125,538
Brunswick Corp.,
0.850%, 08/18/2024 (Callable 10/16/2023)	30,726,000	29,301,246
Celanese US Holdings LLC,
3.500%, 05/08/2024 (Callable 04/08/2024)	6,380,000	6,274,558
Charter Communications Operating LLC,
4.500%, 02/01/2024 (Callable 01/01/2024)	46,800,000	46,547,421
CNH Industrial Capital LLC,
4.200%, 01/15/2024 (1)	6,700,000	6,662,297
Cox Communications, Inc.,
3.150%, 08/15/2024 (Callable 06/15/2024) (2)	22,255,000	21,714,168
Crown Castle, Inc.,
3.200%, 09/01/2024 (Callable 07/01/2024)	8,084,000	7,877,736
Element Fleet Management Corp.,
1.600%, 04/06/2024 (Callable 03/06/2024) (1)(2)	19,272,000	18,809,560
Enbridge, Inc.:
4.000%, 10/01/2023 (1)	4,034,000	4,034,000
2.150%, 02/16/2024 (1)	19,482,000	19,203,130
3.500%, 06/10/2024 (Callable 03/10/2024) (1)	2,300,000	2,260,548
Energy Transfer LP:
5.875%, 01/15/2024 (Callable 10/16/2023)	8,775,000	8,769,534
4.900%, 02/01/2024 (Callable 11/01/2023)	13,061,000	13,011,685
4.250%, 04/01/2024 (Callable 01/01/2024)	3,055,000	3,027,323
4.500%, 04/15/2024 (Callable 03/15/2024)	10,604,000	10,513,095
6.022%, 05/15/2024 (Callable 02/15/2024)	2,739,000	2,702,457
EnLink Midstream Partners LP,
4.400%, 04/01/2024 (Callable 01/01/2024)	2,000,000	1,949,607
Enterprise Products Operating LLC,
3.900%, 02/15/2024 (Callable 11/15/2023)	6,140,000	6,093,370
Equifax, Inc.,
2.600%, 12/01/2024 (Callable 11/01/2024)	6,556,000	6,298,661
Equinix, Inc.,
2.625%, 11/18/2024 (Callable 10/18/2024)	5,908,000	5,684,156
ERAC USA Finance LLC,
2.700%, 11/01/2023 (Callable 10/30/2023) (2)	8,960,000	8,935,861
FMC Corp.,
4.100%, 02/01/2024 (Callable 11/01/2023)	3,043,000	3,021,165
Freeport-McMoRan, Inc.,
4.550%, 11/14/2024 (Callable 08/14/2024)	9,312,000	9,140,007
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (Callable 07/17/2024) (1)(2)	15,541,000	15,250,969
General Motors Financial Co., Inc.:
1.050%, 03/08/2024	15,684,000	15,334,683
1.200%, 10/15/2024	9,165,000	8,710,804
3.500%, 11/07/2024 (Callable 09/07/2024)	7,945,000	7,714,583
Glencore Funding LLC,
4.625%, 04/29/2024 (1)(2)	2,574,000	2,548,035
Global Payments, Inc.,
1.500%, 11/15/2024 (Callable 10/15/2024)	5,092,000	4,836,751
Graphic Packaging International LLC,
0.821%, 04/15/2024 (Callable 03/15/2024) (2)	37,512,000	36,362,021
GSK Consumer Healthcare Capital US LLC,
3.024%, 03/24/2024 (Callable 10/16/2023)	22,825,000	22,494,803
HCA, Inc.,
5.000%, 03/15/2024	14,010,000	13,937,623
Hewlett Packard Enterprise Co.:
4.450%, 10/02/2023	7,900,000	7,900,000
5.900%, 10/01/2024	36,450,000	36,420,406
HF Sinclair Corp.,
2.625%, 10/01/2023	26,126,000	26,126,000
Hyatt Hotels Corp.,
1.800%, 10/01/2024 (Callable 10/16/2023)	27,711,000	26,584,477
Hyundai Capital America:
0.800%, 01/08/2024 (2)	14,605,000	14,399,857
1.000%, 09/17/2024 (2)	23,472,000	22,360,301
JDE Peet's NV,
0.800%, 09/24/2024 (Callable 10/30/2023) (1)(2)	2,832,000	2,687,938
Keysight Technologies, Inc.,
4.550%, 10/30/2024 (Callable 07/30/2024)	12,755,000	12,533,716
Kinder Morgan Energy Partners LP:
4.150%, 02/01/2024 (Callable 11/14/2023)	6,407,000	6,365,451
4.250%, 09/01/2024 (Callable 06/01/2024)	5,696,000	5,603,373
Kinder Morgan, Inc.,
5.625%, 11/15/2023 (Callable 10/30/2023) (2)	17,047,000	17,034,758
Laboratory Corp. of America Holdings,
3.250%, 09/01/2024 (Callable 07/01/2024)	5,501,000	5,362,585
Lennar Corp.,
4.500%, 04/30/2024 (Callable 01/31/2024)	8,743,000	8,659,932
LyondellBasell Industries NV,
5.750%, 04/15/2024 (Callable 01/15/2024) (1)	554,000	552,347
Marriott International, Inc.,
3.600%, 04/15/2024 (Callable 03/15/2024)	22,663,000	22,383,285
Microchip Technology, Inc.:
0.972%, 02/15/2024	1,375,000	1,349,707
0.983%, 09/01/2024	22,056,000	21,054,911
Midwest Connector Capital Co. LLC,
3.900%, 04/01/2024 (Callable 03/01/2024) (2)	36,149,000	35,573,838
MPLX LP,
4.875%, 12/01/2024 (Callable 09/01/2024)	3,710,000	3,657,413
Mylan, Inc.,
4.200%, 11/29/2023 (Callable 10/16/2023)	11,195,000	11,159,931
Nissan Motor Acceptance Co. LLC,
1.125%, 09/16/2024 (1)(2)	23,024,000	21,855,193
Nutrien Ltd.,
5.900%, 11/07/2024 (1)	13,613,000	13,574,945
NXP BV / NXP Funding LLC / NXP USA, Inc.,
4.875%, 03/01/2024 (Callable 02/01/2024) (1)	15,386,000	15,309,093
Occidental Petroleum Corp.,
2.900%, 08/15/2024 (Callable 07/15/2024)	20,054,000	19,571,280
ONEOK, Inc.,
2.750%, 09/01/2024 (Callable 08/01/2024)	6,388,000	6,198,555
Penske Truck Leasing Co.:
3.900%, 02/01/2024 (Callable 01/01/2024) (2)	4,663,000	4,626,691
2.700%, 11/01/2024 (Callable 10/01/2024) (2)	4,510,000	4,341,486
Phillips 66 Co.,
0.900%, 02/15/2024 (Callable 10/16/2023)	2,505,000	2,458,072
Plains All American Pipeline LP / PAA Finance Corp.:
3.850%, 10/15/2023	42,718,000	42,643,253
3.600%, 11/01/2024 (Callable 08/01/2024)	4,350,000	4,231,997
PVH Corp.,
7.750%, 11/15/2023	2,910,000	2,906,280
Quanta Services, Inc.,
0.950%, 10/01/2024 (Callable 10/30/2023)	4,336,000	4,101,345
Revvity, Inc.,
0.850%, 09/15/2024 (Callable 10/10/2023)	21,068,000	20,017,781
Rogers Communications, Inc.,
4.100%, 10/01/2023 (1)	45,375,000	45,375,000
Ryder System, Inc.,
2.500%, 09/01/2024 (Callable 08/01/2024)	29,861,000	28,907,042
Sabine Pass Liquefaction LLC,
5.750%, 05/15/2024 (Callable 02/15/2024)	6,044,000	6,031,233
Sprint LLC,
7.125%, 06/15/2024	3,425,000	3,445,834
Suntory Holdings Ltd.,
2.250%, 10/16/2024 (Callable 09/16/2024) (1)(2)	1,330,000	1,279,021
Synnex Corporation,
1.250%, 08/09/2024 (Callable 10/10/2023)	47,494,000	45,372,646
Teledyne Technologies, Inc.,
0.950%, 04/01/2024 (Callable 10/10/2023)	15,746,000	15,327,821
Thermo Fisher Scientific, Inc.,
0.797%, 10/18/2023 (Callable 10/10/2023)	25,000,000	24,945,981
Thomas Jefferson University,
2.070%, 11/01/2024	625,000	593,769
Timken Co.,
3.875%, 09/01/2024 (Callable 06/01/2024)	2,563,000	2,510,055
Toll Road Investors Partnership II LP,
0.000%, 02/15/2024 (Insured by NATL) (2)	1,240,000	1,207,285
TransCanada PipeLines Ltd.,
1.000%, 10/12/2024 (Callable 09/12/2024) (1)	29,296,000	27,830,649
Trimble, Inc.,
4.750%, 12/01/2024 (Callable 09/01/2024)	5,350,000	5,269,219
Triton Container International Ltd.,
1.150%, 06/07/2024 (Callable 05/07/2024) (1)(2)	3,935,000	3,786,767
TTX Co.,
4.125%, 10/01/2023 (2)	12,975,000	12,975,000
VICI Properties LP,
5.625%, 05/01/2024 (Callable 02/01/2024) (2)	44,351,000	44,070,316
Volkswagen Group of America Finance LLC,
2.850%, 09/26/2024 (1)(2)	10,432,000	10,095,756
Wabtec Corp.,
4.150%, 03/15/2024 (Callable 02/15/2024)	22,097,000	21,886,651
Walgreens Boots Alliance, Inc.,
0.950%, 11/17/2023 (Callable 10/10/2023)	43,450,000	43,170,099
Western Midstream Operating LP,
3.100%, 02/01/2025 (Callable 01/01/2025)	2,668,000	2,552,583
Williams Companies, Inc.,
4.550%, 06/24/2024 (Callable 03/24/2024)	19,641,000	19,428,223
WRKCo, Inc.,
3.000%, 09/15/2024 (Callable 07/15/2024)	6,691,000	6,538,515
Total Industrials (Cost $1,376,305,115)		1,373,576,325	23.1%

Utilities
American Electric Power Co., Inc.,
0.750%, 11/01/2023 (Callable 10/30/2023)	4,401,000	4,381,907
Black Hills Corp.:
4.250%, 11/30/2023 (Callable 10/30/2023)	5,846,000	5,826,997
1.037%, 08/23/2024 (Callable 10/16/2023)	25,946,000	24,801,857
CenterPoint Energy, Inc.,
2.500%, 09/01/2024 (Callable 08/01/2024)	9,603,000	9,297,324
CMS Energy Corp.,
3.875%, 03/01/2024 (Callable 12/01/2023)	2,909,000	2,882,762
DTE Energy Company:
2.529%, 10/01/2024 (7)	5,869,000	5,662,319
4.220%, 11/01/2024 (7)	23,529,000	23,090,300
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	20,778,000	20,354,720
Evergy, Inc.,
2.450%, 09/15/2024 (Callable 08/15/2024)	3,600,000	3,477,696
IPALCO Enterprises, Inc.,
3.700%, 09/01/2024 (Callable 07/01/2024)	7,879,000	7,695,344
ITC Holdings Corp.,
3.650%, 06/15/2024 (Callable 03/15/2024) (1)	5,126,000	5,038,963
Jersey Central Power & Light Co.,
4.700%, 04/01/2024 (Callable 01/01/2024) (2)	11,438,000	11,332,479
NextEra Energy Capital Holdings, Inc.,
4.200%, 06/20/2024	5,395,000	5,323,107
Public Service Enterprise Group, Inc.:
0.841%, 11/08/2023 (Callable 10/10/2023)	9,910,000	9,855,387
2.875%, 06/15/2024 (Callable 05/15/2024)	19,993,000	19,545,115
Southern Co.,
0.600%, 02/26/2024 (Callable 01/26/2024)	17,138,000	16,769,831
Xcel Energy, Inc.,
0.500%, 10/15/2023 (Callable 10/10/2023)	6,080,000	6,068,792
Total Utilities (Cost $181,769,264)		181,404,900	3.1%

Financials
AerCap Holdings NV:
3.150%, 02/15/2024 (Callable 01/15/2024) (1)	7,950,000	7,859,293
2.875%, 08/14/2024 (Callable 07/14/2024) (1)	2,300,000	2,233,968
1.650%, 10/29/2024 (Callable 09/29/2024) (1)	17,287,000	16,444,104
1.750%, 10/29/2024 (Callable 10/30/2023) (1)	17,885,000	17,050,464
AIB Group PLC:
4.750%, 10/12/2023 (1)(2)	8,418,000	8,414,064
4.263%, 04/10/2025 (3 Month LIBOR USD + 1.874%)(Callable 04/10/2024) (1)(2)(3)	38,719,000	38,167,735
Air Lease Corp.:
0.700%, 02/15/2024 (Callable 01/15/2024)	11,550,000	11,317,791
4.250%, 09/15/2024 (Callable 06/15/2024)	27,933,000	27,435,901
Ally Financial, Inc.,
1.450%, 10/02/2023	43,108,000	43,108,000
Ameriprise Financial, Inc.,
4.000%, 10/15/2023	6,450,000	6,444,334
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (1)(2)	9,000,000	8,920,801
Aviation Capital Group LLC,
4.375%, 01/30/2024 (Callable 12/30/2023) (1)(2)	3,091,000	3,063,852
Banco Santander SA,
0.701%, 06/30/2024 (1 Year CMT Rate + 0.450%) (1)(3)	8,865,000	8,848,435
Bank of America Corp.:
0.523%, 06/14/2024 (SOFR + 0.410%)(Callable 05/14/2024) (3)	10,000,000	9,984,340
3.841%, 04/25/2025 (SOFR + 1.110%)(Callable 04/25/2024) (3)	32,100,000	31,645,217
Bank of Ireland Group PLC,
4.500%, 11/25/2023 (1)(2)	18,590,000	18,520,473
Barclays PLC,
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)	44,025,000	43,352,348
BNP Paribas SA:
4.250%, 10/15/2024 (1)	7,505,000	7,350,220
4.705%, 01/10/2025 (3 Month LIBOR USD + 2.497%)(Callable 01/10/2024) (1)(2)(3)	23,075,000	22,960,315
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.373%)(Callable 11/19/2024) (1)(2)(3)	8,940,000	8,586,248
Boston Properties LP,
3.800%, 02/01/2024 (Callable 11/01/2023)	25,005,000	24,773,831
BPCE SA,
5.700%, 10/22/2023 (1)(2)	42,593,000	42,552,467
Cantor Fitzgerald LP,
4.875%, 05/01/2024 (Callable 04/01/2024) (2)	9,156,000	9,022,780
Capital One Financial Corp.:
1.343%, 12/06/2024 (SOFR + 0.690%)(Callable 12/06/2023) (3)	5,305,000	5,240,928
4.166%, 05/09/2025 (SOFR + 1.370%)(Callable 05/09/2024) (3)	34,342,000	33,710,736
Citigroup, Inc.,
0.776%, 10/30/2024 (SOFR + 0.686%)(Callable 10/30/2023) (3)	52,580,000	52,334,451
CNA Financial Corp.,
3.950%, 05/15/2024 (Callable 02/15/2024)	29,285,000	28,901,431
Cooperatieve Rabobank UA,
4.625%, 12/01/2023 (1)	6,048,000	6,028,404
Danske Bank A/S,
3.773%, 03/28/2025 (1 Year CMT Rate + 1.450%)(Callable 03/28/2024) (1)(2)(3)	30,166,000	29,717,086
Deutsche Bank AG,
1.447%, 04/01/2025 (SOFR + 1.131%)(Callable 04/01/2024) (1)(3)	4,900,000	4,763,303
Discover Bank,
2.450%, 09/12/2024 (Callable 08/12/2024)	16,432,000	15,793,110
Essex Portfolio LP,
3.875%, 05/01/2024 (Callable 02/01/2024)	15,951,000	15,723,837
Five Corners Funding Trust,
4.419%, 11/15/2023 (2)	1,000,000	997,381
GATX Corp.,
4.350%, 02/15/2024 (Callable 01/15/2024)	6,858,000	6,807,232
Goldman Sachs Group, Inc.:
1.217%, 12/06/2023 (Callable 10/05/2023)	5,000,000	4,958,563
0.925%, 10/21/2024 (SOFR + 0.486%)(Callable 10/21/2023) (3)	16,930,000	16,796,271
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.463%)(Callable 09/29/2024) (3)	25,767,000	24,968,064
Host Hotels & Resorts LP,
3.875%, 04/01/2024 (Callable 02/01/2024)	10,803,000	10,666,321
HSBC Holdings PLC,
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.473%)(Callable 03/11/2024) (1)(3)	31,698,000	31,307,124
Invesco Finance PLC,
4.000%, 01/30/2024 (1)	8,745,000	8,681,343
Jackson National Life Global Funding:
3.250%, 01/30/2024 (2)	2,136,000	2,114,011
1.750%, 01/12/2025 (2)	3,500,000	3,286,244
JPMorgan Chase & Co.,
2.301%, 10/15/2025 (SOFR + 1.160%)(Callable 10/15/2024) (3)	1,546,000	1,482,846
Lloyds Banking Group PLC,
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%)(Callable 07/09/2024) (1)(3)	48,385,000	47,442,936
Macquarie Group Ltd.,
6.207%, 11/22/2024 (1)(2)	7,177,000	7,173,781
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023 (2)	5,280,000	5,282,508
Metropolitan Tower Life Insurance Co.,
7.625%, 01/15/2024 (2)	2,760,000	2,766,090
Mitsubishi UFJ Financial Group, Inc.,
4.788%, 07/18/2025 (1 Year CMT Rate + 1.700%)(Callable 07/18/2024) (1)(3)	11,011,000	10,882,750
Mizuho Financial Group, Inc.,
4.600%, 03/27/2024 (1)(2)	25,431,000	25,186,788
Morgan Stanley:
4.766%, 11/10/2023 (SOFR + 0.466%)(Callable 10/10/2023) (3)	23,014,000	23,014,230
2.720%, 07/22/2025 (SOFR + 1.152%)(Callable 07/22/2024) (3)	24,219,000	23,504,069
National Bank of Canada,
3.750%, 06/09/2025 (SOFR + 1.009%)(Callable 06/09/2024) (1)(3)	29,579,000	29,015,179
NatWest Group PLC,
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)	45,825,000	45,334,168
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (2)	5,200,000	5,226,182
NNN REIT, Inc.,
3.900%, 06/15/2024 (Callable 03/15/2024)	22,742,000	22,391,722
Old Republic International Corp.,
4.875%, 10/01/2024 (Callable 09/01/2024)	16,833,000	16,571,145
Pacific Life Insurance Co.,
7.900%, 12/30/2023 (2)	12,825,000	12,850,108
Santander UK Group Holdings PLC,
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%)(Callable 11/15/2023) (1)(3)	10,808,000	10,787,698
SMBC Aviation Capital Finance DAC,
3.550%, 04/15/2024 (Callable 03/15/2024) (1)(2)	4,275,000	4,214,776
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)	25,160,000	25,008,413
2.625%, 10/16/2024 (1)(2)	1,000,000	961,117
Standard Chartered PLC:
0.991%, 01/12/2025 (1 Year CMT Rate + 0.780%)(Callable 01/12/2024) (1)(2)(3)	24,490,000	24,084,669
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%)(Callable 05/21/2024) (1)(2)(3)	16,045,000	15,750,141
Stifel Financial Corp.,
4.250%, 07/18/2024	3,292,000	3,238,617
Sumitomo Mitsui Financial Group, Inc.,
4.436%, 04/02/2024 (1)(2)	33,150,000	32,851,487
Synchrony Financial:
4.375%, 03/19/2024 (Callable 02/19/2024)	25,840,000	25,523,426
4.250%, 08/15/2024 (Callable 05/15/2024)	3,172,000	3,097,782
UBS Group AG,
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)	47,432,000	45,652,332
Ventas Realty LP,
3.500%, 04/15/2024 (Callable 03/15/2024)	2,750,000	2,710,002
Wells Fargo & Co.,
2.406%, 10/30/2025 (3 Month LIBOR USD + 1.087%)(Callable 10/30/2024) (3)	16,813,000	16,111,991
Willis North America, Inc.,
3.600%, 05/15/2024 (Callable 03/15/2024)	46,000,000	45,268,700
WP Carey, Inc.,
4.600%, 04/01/2024 (Callable 01/01/2024)	27,220,000	26,948,058
Total Financials (Cost $1,279,188,712)		1,281,186,532	21.5%
Total Corporate Bonds (Cost $2,837,263,091)		2,836,167,757	47.7%

Municipal Bonds
City of West Carrollton OH,
6.000%, 05/01/2024 (Insured by ST AID)	6,150,000	6,119,924
Illinois Finance Authority,
6.535%, 07/01/2024 (Callable 10/30/2023)	1,000,000	999,259
Maryland Economic Development Corp.,
3.550%, 06/01/2024	1,000,000	979,959
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 10/20/2023)	7,875,000	7,610,745
North Dakota Housing Finance Agency,
5.350%, 01/01/2047 (Callable 10/02/2023)(Optional Put Date 10/06/2023) (4)	550,000	550,000
Total Municipal Bonds (Cost $16,461,780)		16,259,887	0.3%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 10/25/2023) (2)(4)	13,573,503	12,249,150
Series 2019-1, Class A1, 3.805%, 01/25/2049 (Callable 10/25/2023) (2)(4)	4,327,270	3,983,486
Series 2019-2, Class A1, 3.347%, 04/25/2049 (Callable 10/25/2023) (2)(4)	7,224,138	6,616,131
Starwood Mortgage Residential Trust,
Series 2021-1, Class A1, 1.219%, 05/25/2065 (Callable 10/25/2023) (2)(4)	7,911,322	6,835,339
Towd Point Mortgage Trust:
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 02/25/2030) (2)(4)	899,220	889,179
Series 2017-3, Class A1, 2.750%, 06/25/2057 (Callable 04/25/2026) (2)(4)	1,742,508	1,700,470
Series 2017-4, Class A1, 2.750%, 06/25/2057 (Callable 10/25/2027) (2)(4)	1,870,584	1,764,378
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 03/25/2029) (2)(4)	9,081,495	8,615,129
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 01/25/2028) (2)(4)	11,165,120	10,802,868
Total Residential Mortgage-Backed Securities (Cost $58,273,588)		53,456,130	0.9%

Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
BBCMS Mortgage Trust,
Series 2022-C14, Class A1, 1.727%, 02/15/2055 (Callable 02/15/2032)	10,431,684	9,669,548
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A4, 3.635%, 10/10/2047 (Callable 10/10/2024)	13,292,000	12,893,538
COMM Mortgage Trust:
Series 2013-CR12, Class A4, 4.046%, 10/10/2046 (Callable 11/10/2023)	28,810,631	28,729,045
Series 2013-CR13, Class A4, 4.194%, 11/10/2046 (Callable 12/10/2023) (4)	8,401,121	8,373,413
Series 2014-LC15, Class A4, 4.006%, 04/10/2047 (Callable 04/10/2024)	7,525,000	7,455,960
Series 2014-CR16, Class A4, 4.051%, 04/10/2047 (Callable 04/10/2024)	23,477,000	23,113,759
Series 2014-CR17, Class A5, 3.977%, 05/10/2047 (Callable 05/10/2024)	4,255,000	4,189,328
Series 2014-UBS3, Class A4, 3.819%, 06/10/2047 (Callable 06/10/2024)	12,483,000	12,240,101
Series 2014-UBS4, Class A5, 3.694%, 08/10/2047 (Callable 07/10/2029)	16,460,000	16,000,544
Series 2015-CR23, Class A4, 3.497%, 05/10/2048 (Callable 05/10/2025)	2,825,000	2,702,649
GS Mortgage Securities Trust:
Series 2014-GC20, Class A5, 3.998%, 04/10/2047 (Callable 04/10/2024)	28,171,916	27,899,496
Series 2014-GC24, Class A5, 3.931%, 09/10/2047 (Callable 09/10/2024)	7,516,000	7,284,757
Series 2014-GC26, Class A5, 3.629%, 11/10/2047 (Callable 12/10/2024)	52,905,000	50,977,147
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A5, 3.805%, 07/15/2047 (Callable 06/15/2024)	18,626,000	18,357,903
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C16, Class A4, 4.166%, 12/15/2046 (Callable 11/15/2023)	232,651	232,059
Series 2013-C17, Class A4, 4.199%, 01/15/2047 (Callable 01/15/2024)	10,907,961	10,706,136
Series 2014-C18, Class A5, 4.079%, 02/15/2047 (Callable 01/15/2029)	22,907,000	22,666,543
Series 2014-C21, Class A5, 3.775%, 08/15/2047 (Callable 07/15/2024)	5,561,000	5,445,956
Series 2014-C23, Class A5, 3.934%, 09/15/2047 (Callable 10/15/2024)	10,000,000	9,733,729
Series 2014-C24, Class A5, 3.639%, 11/15/2047 (Callable 10/15/2025)	5,775,000	5,563,981
Series 2014-C25, Class A5, 3.672%, 11/15/2047 (Callable 11/15/2024)	13,425,000	12,945,576
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C11, Class A4, 4.020%, 08/15/2046 (Callable 10/15/2023) (4)	13,558,996	13,457,303
Series 2013-C12, Class A4, 4.259%, 10/15/2046 (Callable 10/15/2023) (4)	1,415	1,411
Series 2014-C16, Class A5, 3.892%, 06/15/2047 (Callable 06/15/2026)	15,705,000	15,461,496
Series 2014-C17, Class A4, 3.443%, 08/15/2047 (Callable 07/15/2024)	2,518,302	2,485,170
Series 2014-C19, Class A4, 3.526%, 12/15/2047 (Callable 10/15/2026)	10,700,000	10,312,687
Wells Fargo Commercial Mortgage Trust:
Series 2015-C28, Class A4, 3.540%, 05/15/2048 (Callable 05/15/2025)	12,035,000	11,491,603
Series 2015-LC20, Class A5, 3.184%, 04/15/2050 (Callable 04/15/2025)	3,920,000	3,731,114
Series 2014-LC16, Class A5, 3.817%, 08/15/2050 (Callable 06/15/2024)	7,443,000	7,279,134
WFRBS Commercial Mortgage Trust:
Series 2013-C18, Class A5, 4.162%, 12/15/2046 (Callable 01/15/2024) (4)	21,870,000	21,705,787
Series 2014-LC14, Class A5, 4.045%, 03/15/2047 (Callable 02/15/2024)	11,543,000	11,474,373
Series 2014-C20, Class A5, 3.995%, 05/15/2047 (Callable 05/15/2024)	30,191,119	29,578,242
Series 2014-C21, Class A5, 3.678%, 08/15/2047 (Callable 08/15/2024)	4,000,000	3,894,986
Series 2014-C24, Class A5, 3.607%, 11/15/2047 (Callable 11/15/2024)	5,500,736	5,311,542
Series 2014-C25, Class A5, 3.631%, 11/15/2047 (Callable 12/15/2024)	9,708,211	9,375,882
Series 2014-C22, Class A5, 3.752%, 09/15/2057 (Callable 09/15/2024)	11,336,000	10,984,309
Series 2014-C23, Class A5, 3.917%, 10/15/2057 (Callable 09/15/2025)	13,563,000	13,090,907
Total Commercial Mortgage-Backed Securities (Cost $464,240,746)		466,817,114	7.9%

Asset Backed Securities
Affirm Asset Securitization Trust:
Series 2020-Z2, Class A, 1.900%, 01/15/2025 (Callable 10/15/2023) (2)	3,909,668	3,881,431
Series 2021-Z1, Class A, 1.070%, 08/15/2025 (Callable 11/15/2023) (2)	12,277,949	12,072,115
Ally Auto Receivables,
Series 2022-3, Class A2, 5.290%, 06/16/2025	5,393,686	5,385,775
Bank of America Auto Trust,
Series 2023-1A, Class A2, 5.830%, 05/15/2026 (2)	38,450,000	38,423,104
Capital One Multi-Asset Execution Trust:
Series 2021-A1, Class A1, 0.550%, 07/15/2026	7,650,000	7,335,015
Series 2021-A3, Class A3, 1.040%, 11/15/2026	72,033,000	68,328,984
Capital One Prime Auto Receivables Trust,
Series 2022-2, Class A2A, 3.740%, 09/15/2025	11,095,397	11,012,979
CarMax Auto Owner Trust:
Series 2023-1, Class A2A, 5.230%, 01/15/2026	5,416,500	5,400,491
Series 2022-1, Class A3, 1.470%, 12/15/2026 (Callable 12/15/2025)	24,296,348	23,379,880
Chase Auto Credit Linked Notes:
Series 2021-1, Class B, 0.875%, 09/25/2028 (Callable 05/25/2025) (2)	8,418,786	8,213,638
Series 2021-2, Class B, 0.889%, 12/26/2028 (Callable 06/25/2025) (2)	1,494,212	1,451,029
Series 2021-3, Class B, 0.760%, 02/26/2029 (Callable 05/25/2025) (2)	5,680,156	5,431,543
Chase Auto Owner Trust,
Series 2022-AA, Class A2, 3.860%, 10/27/2025 (2)	3,813,778	3,792,156
Chesapeake Funding II LLC,
Series 2023-2A, Class A1, 6.160%, 10/15/2035 (2)	17,000,000	16,990,862
Citizens Auto Receivables Trust,
Series 2023-1, Class A2A, 6.130%, 07/15/2026 (2)	58,350,000	58,393,996
Dell Equipment Finance Trust:
Series 2022-2, Class A2, 4.030%, 07/22/2027 (Callable 03/22/2025) (2)	10,658,747	10,588,986
Series 2023-1, Class A2, 5.650%, 09/22/2028 (Callable 10/22/2025) (2)	42,600,000	42,503,187
Series 2023-2, Class A2, 5.840%, 01/22/2029 (Callable 02/22/2026) (2)	12,000,000	11,985,671
Discover Card Execution Note Trust:
Series 2021-A1, Class A1, 0.580%, 09/15/2026	1,875,000	1,782,570
Series 2017-A4, Class A4, 2.530%, 10/15/2026	2,400,000	2,357,760
DLLAA 2023-1 LLC,
Series 2023-1A, Class A2, 5.930%, 07/20/2026 (2)	6,025,000	6,022,048
DLLAD LLC,
Series 2023-1A, Class A2, 5.190%, 04/20/2026 (2)	7,500,000	7,453,144
DLLMT 2023-1 LLC,
Series 2023-1A, Class A2, 5.780%, 11/20/2025 (2)	35,150,000	34,979,993
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2, 0.560%, 12/11/2034 (2)	869,832	851,512
Fifth Third Auto Trust,
Series 2023-1, Class A2A, 5.800%, 11/16/2026	18,775,000	18,759,678
Ford Credit Auto Owner Trust,
Series 2019-1, Class A, 3.520%, 07/15/2030 (Callable 01/15/2024) (2)	25,965,000	25,785,229
Ford Credit Floorplan Master Owner Trust:
Series 2019-2, Class A, 3.060%, 04/15/2026	2,634,000	2,592,541
Series 2019-4, Class A, 2.440%, 09/15/2026	10,798,000	10,430,346
GM Financial Automobile Leasing Trust:
Series 2023-1, Class A2A, 5.270%, 06/20/2025	30,847,068	30,754,209
Series 2023-2, Class A2A, 5.440%, 10/20/2025	5,300,000	5,280,003
Series 2023-1, Class A3, 5.160%, 04/20/2026 (Callable 08/20/2025)	2,055,000	2,036,310
GM Financial Consumer Automobile Receivables Trust:
Series 2023-1, Class A2A, 5.190%, 03/16/2026	16,020,120	15,955,827
Series 2023-2, Class A2A, 5.100%, 05/18/2026	7,000,000	6,962,583
GMF Floorplan Owner Revolving Trust:
Series 2020-2, Class A, 0.690%, 10/15/2025 (2)	36,540,000	36,467,695
Series 2019-2, Class A, 2.900%, 04/15/2026 (2)	34,348,000	33,775,855
Honda Auto Receivables Owner Trust:
Series 2022-1, Class A2, 1.440%, 10/15/2024	19,927,518	19,839,532
Series 2023-1, Class A2, 5.220%, 10/21/2025	7,100,000	7,076,400
Series 2023-3, Class A2, 5.710%, 03/18/2026	19,600,000	19,580,539
HPEFS Equipment Trust,
Series 2023-2A, Class A2, 6.040%, 01/21/2031 (Callable 12/20/2026) (2)	11,600,000	11,601,062
Hyundai Auto Lease Securitization Trust,
Series 2023-A, Class A2A, 5.200%, 04/15/2025 (2)	9,318,134	9,287,326
Hyundai Auto Receivables Trust:
Series 2022-C, Class A2A, 5.350%, 11/17/2025	2,890,767	2,884,297
Series 2023-A, Class A2A, 5.190%, 12/15/2025	12,850,000	12,802,571
Series 2021-B, Class A3, 0.380%, 01/15/2026 (Callable 11/15/2025)	5,855,097	5,689,984
Marlette Funding Trust,
Series 2023-3A, Class A, 6.490%, 09/15/2033 (Callable 02/15/2028) (2)	15,774,987	15,777,283
Master Credit Card Trust,
Series 2021-1A, Class A, 0.530%, 11/21/2025 (1)(2)	13,550,000	13,090,822
Mercedes-Benz Auto Receivables Trust,
Series 2021-1, Class A3, 0.460%, 06/15/2026 (Callable 09/15/2025)	12,785,790	12,344,295
Nissan Auto Lease Trust,
Series 2023-A, Class A2A, 5.100%, 03/17/2025	12,168,135	12,122,573
Nissan Auto Receivables Owner Trust,
Series 2022-B, Class A2, 4.500%, 08/15/2025	2,794,871	2,780,730
PFS Financing Corp.:
Series 2020-E, Class A, 1.000%, 10/15/2025 (2)	37,735,000	37,657,217
Series 2020-G, Class A, 0.970%, 02/15/2026 (2)	2,910,000	2,856,520
Series 2021-A, Class A, 0.710%, 04/15/2026 (2)	56,678,000	55,037,189
Santander Bank Auto Credit,
Series 2022-A, Class B, 5.281%, 05/15/2032 (Callable 11/15/2025) (2)	6,947,841	6,863,307
Santander Bank NA,
Series 2021-1A, Class B, 1.833%, 12/15/2031 (Callable 07/15/2025) (2)	10,242,404	9,983,422
Santander Retail Auto Lease Trust,
Series 2022-A, Class A2, 0.970%, 03/20/2025 (Callable 12/20/2024) (2)	868,069	866,091
SCF Equipment Leasing 2022-2 LLC,
Series 2022-2A, Class A2, 6.240%, 07/20/2028 (2)	24,051,921	24,026,053
SFS Auto Receivables Securitization Trust,
Series 2023-1A, Class A2A, 5.890%, 03/22/2027 (Callable 12/20/2026) (2)	16,150,000	16,126,292
SoFi Consumer Loan Program Trust,
Series 2022-1S, Class A, 6.210%, 04/15/2031 (Callable 03/15/2025) (2)	11,653,265	11,639,450
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%, 11/25/2058 (Callable 09/25/2024) (2)(4)	317,083	314,222
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 10/25/2023) (2)(4)	10,802,301	10,140,554
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A, 2.560%, 11/25/2031 (Callable 05/25/2024) (2)	61,697,000	60,344,997
Verizon Master Trust:
Series 2021-1, Class A, 0.500%, 05/20/2027 (Callable 05/20/2024)	2,665,000	2,574,108
Series 2022-7, Class A1A, 5.230%, 11/22/2027 (Callable 11/20/2024)	45,310,000	44,987,311
Verizon Owner Trust,
Series 2020-B, Class A, 0.470%, 02/20/2025 (Callable 10/20/2023)	143,685	143,393
World Omni Auto Receivables Trust,
Series 2022-D, Class A2A, 5.510%, 03/16/2026	8,422,224	8,408,409
Total Asset Backed Securities (Cost $1,014,519,845)		1,013,664,094	17.1%
Total Long-Term Investments (Cost $4,959,508,567)		4,954,338,277	83.5%

SHORT-TERM INVESTMENTS
Commercial Paper
AT&T, Inc., 5.63% (6), 12/19/2023 (2)	42,875,000	42,338,634
Baptist Memorial Health, 6.75%, 10/13/2023	25,726,000	25,727,100
Bayer Corporation, 6.00% (6), 07/10/2024 (1)	25,000,000	23,816,062
Catholic Health Initiatives, 6.24% (6), 10/11/2023	44,600,000	44,514,978
Glencore Funding LLC, 5.80% (6), 02/20/2024 (1)	22,000,000	21,493,560
HSBC Bank USA NA, 6.10% (6), 09/09/2024	15,450,000	14,546,428
L3Harris Technologies, Inc., 5.90% (6), 08/23/2024	44,100,000	41,727,392
Total Commercial Paper (Cost $214,234,760)		214,164,154	3.6%

U.S. Treasury Securities
United States Treasury Bills:
5.16% (6), 11/30/2023	190,000,000	188,340,297
5.18% (6), 12/21/2023	205,000,000	202,579,405
5.24% (6), 03/14/2024	190,000,000	185,404,981
Total U.S. Treasury Securities (Cost $576,316,650)		576,324,683	9.7%
	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 5.28% (5)	200,377,596	200,377,596
Total Money Market Mutual Fund (Cost $200,377,596)		200,377,596	3.4%
Total Short-Term Investments (Cost $990,929,006)		990,866,433	16.7%
Total Investments (Cost $5,950,437,573)		5,945,204,710	100.2%
Liabilities in Excess of Other Assets		(9,665,055)	(0.2)%
TOTAL NET ASSETS		$5,935,539,655	100.0%

Notes to Schedule of Investments
NATL	National Public Finance Guarantee Corp.
ST AID	State Aid Intercept/Withholding

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate

(1)	Foreign security.
(2)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2023, the value of these securities totaled $1,554,162,680, which represented 26.18% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of September 30, 2023.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2023.
(5)	Seven-day yield.
(6)	Effective yield as of September 30, 2023.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2023.

Baird Ultra Short Bond Fund
Summary of Fair Value Exposure at September 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$567,973,295	$–	$567,973,295
Corporate Bonds	–	2,836,167,757	–	2,836,167,757
Municipal Bonds	–	16,259,887	–	16,259,887
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	53,456,130	–	53,456,130
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	466,817,114	–	466,817,114
Asset Backed Securities	–	1,013,664,094	–	1,013,664,094
Total Long-Term Investments	–	4,954,338,277	–	4,954,338,277
Short-Term Investments
Commercial Paper	–	214,164,154	–	214,164,154
U.S. Treasury Securities	–	576,324,683	–	576,324,683
Money Market Mutual Fund	200,377,596	–	–	200,377,596
Total Short-Term Investments	200,377,596	790,488,837	–	990,866,433
Total Investments	$200,377,596	$5,744,827,114	$–	$5,945,204,710

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.